PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.5%
Asset-Backed Securities 15.8%
Automobiles 0.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830%	08/21/28		100	$96,961
Series 2024-01A, Class A, 144A	5.360	06/20/30		100	101,512
					198,473
Collateralized Loan Obligations 14.2%
Anchorage Capital Europe CLO DAC (Ireland), Series 01A, Class A2R, 144A	1.000	01/15/31	EUR	414	430,958
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)	6.774(c)	10/20/34		250	250,237
Series 2021-02A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.394(c)	10/20/34		250	251,368

Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.554(c)	10/20/31		234	233,951
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.661(c)	05/17/31		434	433,878
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.513(c)	10/15/30		87	87,518
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.714(c)	07/20/34		535	536,375
Carlyle US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.624(c)	04/20/31		231	231,254
CVC Cordatus Loan Fund DAC (Ireland), Series 23A, Class B1, 144A, 3 Month EURIBOR + 2.300% (Cap N/A, Floor 2.300%)	5.985(c)	04/25/36	EUR	250	271,181
Jubilee CLO DAC (Ireland), Series 2016-17A, Class B1RR, 144A, 3 Month EURIBOR + 1.280% (Cap N/A, Floor 1.280%)	4.965(c)	04/15/31	EUR	250	266,366

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.481%(c)	07/18/30	217	$217,172
Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.413(c)	10/15/34	250	250,359
				3,460,617
Consumer Loans 0.8%
OneMain Financial Issuance Trust,
Series 2021-01A, Class B, 144A	1.950	06/16/36	100	89,768
Series 2023-01A, Class D, 144A	7.490	06/14/38	100	105,338
				195,106

Total Asset-Backed Securities (cost $3,882,095)				3,854,196
Commercial Mortgage-Backed Securities 9.5%
BANK, Series 2020-BN25, Class A4	2.399	01/15/63	600	534,075
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	500	483,484
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A2	2.320	03/15/53	600	518,065
FHLMC Multifamily Structured Pass-Through Certificates, Series K057, Class X1, IO	1.157(cc)	07/25/26	5,405	88,415
GS Mortgage Securities Trust, Series 2017-GS06, Class A2	3.164	05/10/50	286	270,764
Morgan Stanley Capital I Trust, Series 2021-L07, Class A4	2.322	10/15/54	500	423,878

Total Commercial Mortgage-Backed Securities (cost $2,654,809)				2,318,681
Corporate Bonds 47.0%
Aerospace & Defense 0.4%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27	85	84,821

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750%	10/20/28	95	$93,750
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	55	55,260
				149,010
Auto Manufacturers 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	25	21,005
Sr. Unsec’d. Notes	4.750	01/15/43	40	32,564

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	50	50,763
				104,332
Auto Parts & Equipment 0.1%
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	25	22,686
Banks 11.7%
Bank of America Corp.,
Sr. Unsec’d. Notes	5.202(ff)	04/25/29	130	131,524
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	310	286,945

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	1.323(ff)	01/13/27	200	188,811
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	50	50,153
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	270	240,213
Sub. Notes	5.827(ff)	02/13/35	15	15,166

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	20	20,846
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223(ff)	05/01/29	300	292,840
Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	10	10,391
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	124,213
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	320	289,144

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	10	10,427

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Mizrahi Tefahot Bank Ltd. (Israel), Sub. Notes, 144A	3.077%(ff)	04/07/31	200	$185,376
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	5.778(ff)	07/06/29	200	205,899
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	380	339,375
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	40	40,944
Sr. Unsec’d. Notes	5.812(ff)	06/12/26	45	45,186
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	10	11,133

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	200	189,355
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	40	40,590
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	35	36,120
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	10	10,771

U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34	70	72,694
				2,838,116
Biotechnology 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	5.600	03/02/43	80	80,627
Building Materials 0.9%
Owens Corning, Sr. Unsec’d. Notes	3.950	08/15/29	220	211,315
Chemicals 0.1%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	3.375	09/01/31	25	21,567
Commercial Services 2.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28	200	183,998
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	25	24,049
ERAC USA Finance LLC,
Gtd. Notes, 144A	4.200	11/01/46	75	63,211
Gtd. Notes, 144A	4.900	05/01/33	20	19,928

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885%	07/01/2116	100	$75,979
Unsec’d. Notes	3.959	07/01/38	50	46,836

Trustees of Boston University, Sec’d. Notes, Series CC	4.061	10/01/48	100	84,851
University of Southern California, Sr. Unsec’d. Notes	4.976	10/01/53	54	54,008
				552,860
Computers 1.0%
CA Magnum Holdings (India), Sr. Sec’d. Notes	5.375	10/31/26	200	192,625
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	25	23,321
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	27	29,505
				245,451
Diversified Financial Services 0.6%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	20	21,012
Capital One Financial Corp., Sr. Unsec’d. Notes	7.624(ff)	10/30/31	20	22,354
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28	60	58,257
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	25	22,877
PennyMac Financial Services, Inc., Gtd. Notes, 144A	7.875	12/15/29	15	15,695
				140,195
Electric 2.9%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.400	06/01/33	70	69,893
Avangrid, Inc., Sr. Unsec’d. Notes	3.200	04/15/25	115	113,124
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	201,136
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	4.300	05/15/28	115	113,701

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
PECO Energy Co., First Mortgage	4.900%	06/15/33		135	$135,497
Public Service Electric & Gas Co., First Mortgage	5.200	08/01/33		80	81,998
					715,349
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25		25	25,319
Engineering & Construction 1.6%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic), Sr. Sec’d. Notes, 144A	7.000	06/30/34		200	205,000
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	188,188
					393,188
Entertainment 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		30	23,665
Gtd. Notes	5.141	03/15/52		15	11,156
					34,821
Environmental Control 0.0%
GFL Environmental, Inc., Sr. Sec’d. Notes, 144A	6.750	01/15/31		10	10,275
Foods 0.7%
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	100	126,569
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		25	22,522
Post Holdings, Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/32		20	20,284
					169,375

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750%	05/20/27	20	$19,346
Healthcare-Products 0.1%
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29	25	25,530
Healthcare-Services 3.5%
Cedars-Sinai Health System, Sec’d. Notes, Series 2021	2.288	08/15/31	230	197,872
CommonSpirit Health, Sr. Sec’d. Notes	5.205	12/01/31	115	115,898
Dartmouth-Hitchcock Health, Sec’d. Notes, Series B	4.178	08/01/48	100	79,751
HCA, Inc., Gtd. Notes	5.375	02/01/25	110	109,764
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	100	72,651
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52	30	28,075
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52	25	24,052
Sutter Health, Unsec’d. Notes	5.164	08/15/33	19	19,423
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375	01/15/30	50	46,949
Texas Health Resources, Sr. Unsec’d. Notes	2.328	11/15/50	100	60,636
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.200	04/15/63	90	85,138
				840,209
Home Builders 1.1%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	110	111,401
M/I Homes, Inc., Gtd. Notes	3.950	02/15/30	60	54,556
Taylor Morrison Communities, Inc., Sr. Unsec’d. Notes, 144A	5.125	08/01/30	105	102,558
				268,515

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.3%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375%	02/01/32	85	$75,232
Insurance 1.0%
Corebridge Financial, Inc., Sr. Unsec’d. Notes	4.400	04/05/52	40	32,412
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	30	28,390
Lincoln National Corp., Sr. Unsec’d. Notes	5.852	03/15/34	50	51,425
Principal Life Global Funding II, Sec’d. Notes, 144A, MTN	5.500	06/28/28	120	121,856
				234,083
Iron/Steel 0.3%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.250	01/15/31	90	81,241
Lodging 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	10	10,170
Marriott International, Inc., Sr. Unsec’d. Notes	4.900	04/15/29	10	10,060
				20,230
Machinery-Diversified 0.1%
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.700	08/14/33	25	26,183
Media 0.8%
Cox Communications, Inc., Gtd. Notes, 144A	5.450	09/15/28	100	102,059
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	10,484
Gtd. Notes	7.375	07/01/28	25	11,562
Gtd. Notes	7.750	07/01/26	55	35,356

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750%	11/15/27	25	$24,998
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	8.000	08/15/28	15	15,081
				199,540
Oil & Gas 3.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	200	173,393
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	230	215,036
BP Capital Markets America, Inc.,
Gtd. Notes	4.812	02/13/33	100	99,112
Gtd. Notes	4.893	09/11/33	40	39,828

Chesapeake Energy Corp., Gtd. Notes, 144A (original cost $32,083; purchased 09/30/21)(f)	5.875	02/01/29	30	29,840
Raizen Fuels Finance SA (Brazil), Gtd. Notes, 144A	6.450	03/05/34	200	206,150
				763,359
Packaging & Containers 0.2%
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	45	45,030
Pharmaceuticals 1.6%
AbbVie, Inc., Sr. Unsec’d. Notes	4.700	05/14/45	55	51,029
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	50	48,836
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29	25	12,625
Gtd. Notes, 144A	5.250	01/30/30	25	12,625
Gtd. Notes, 144A	5.250	02/15/31	40	20,200
Gtd. Notes, 144A	6.250	02/15/29	50	26,250
Sr. Sec’d. Notes, 144A	4.875	06/01/28	50	38,505

CVS Health Corp., Sr. Unsec’d. Notes	5.125	02/21/30	85	85,736

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Eli Lilly & Co., Sr. Unsec’d. Notes	5.100%	02/09/64	40	$39,056
Viatris, Inc., Gtd. Notes	3.850	06/22/40	60	45,229
				380,091
Pipelines 0.8%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	6.036	11/15/33	70	73,197
ONEOK, Inc., Gtd. Notes	4.450	09/01/49	90	72,747
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.500	03/01/28	60	58,751
				204,695
Real Estate 0.8%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27	200	195,509
Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc., Gtd. Notes	5.250	05/15/36	50	49,283
American Tower Corp.,
Sr. Unsec’d. Notes	3.950	03/15/29	30	28,866
Sr. Unsec’d. Notes	5.800	11/15/28	35	36,288

Crown Castle, Inc., Sr. Unsec’d. Notes	4.800	09/01/28	115	114,479
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	140	106,787
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	25	21,317
Sun Communities Operating LP, Gtd. Notes	4.200	04/15/32	70	64,209
Welltower OP LLC, Gtd. Notes	3.100	01/15/30	125	114,516
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000	04/15/30	110	105,289
				641,034

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail 0.9%
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	11.000%	11/30/28	EUR	100	$114,449
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.750	06/25/29		45	45,516
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32		15	14,953
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31		60	54,419
					229,337
Semiconductors 0.3%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.137	11/15/35		90	74,226
Software 0.6%
Autodesk, Inc., Sr. Unsec’d. Notes	2.400	12/15/31		90	76,309
Fiserv, Inc., Sr. Unsec’d. Notes	5.375	08/21/28		60	61,394
Oracle Corp., Sr. Unsec’d. Notes	5.550	02/06/53		15	14,582
					152,285
Telecommunications 4.5%
AT&T, Inc., Sr. Unsec’d. Notes	5.400	02/15/34		160	163,361
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.875	04/15/31	EUR	100	111,151
Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400	04/15/34		65	66,161
TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	100	95,814
T-Mobile USA, Inc., Gtd. Notes	3.000	02/15/41		160	117,901
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.500	09/18/30		375	313,313

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.500%	07/15/31	GBP	100	$108,060
Zegona Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	07/15/29	EUR	100	110,124
					1,085,885
Transportation 0.1%
GN Bondco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		25	23,586
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26		40	40,383

Total Corporate Bonds (cost $12,204,442)					11,424,836
Municipal Bonds 1.3%
Indiana 0.3%
Indiana Finance Authority, Taxable, Revenue Bonds	3.051	01/01/51		80	59,816
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122		25	19,981
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122		40	34,159
					54,140
Minnesota 0.1%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52		25	21,853
Missouri 0.3%
Health & Educational Facilities Authority of the State of Missouri, Taxable, Revenue Bonds, Series A	3.229	05/15/50		100	74,156

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.4%
University of Virginia, Taxable, Revenue Bonds, Series A	3.227%	09/01/2119	165	$104,105

Total Municipal Bonds (cost $444,602)				314,070
Residential Mortgage-Backed Security 1.0%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%) (cost $250,370)	7.447(c)	09/25/41	250	252,150
U.S. Government Agency Obligations 18.3%
Federal Home Loan Mortgage Corp.	2.000	10/01/51	41	33,151
Federal Home Loan Mortgage Corp.	2.500	08/01/50	499	423,997
Federal Home Loan Mortgage Corp.	2.500	04/01/51	287	242,974
Federal Home Loan Mortgage Corp.	2.500	05/01/51	117	99,120
Federal Home Loan Mortgage Corp.	3.000	01/01/52	212	186,224
Federal Home Loan Mortgage Corp.	5.000	06/01/52	91	89,690
Federal Home Loan Mortgage Corp.	5.500	07/01/52	149	149,577
Federal Home Loan Mortgage Corp.	5.500	11/01/52	238	238,188
Federal National Mortgage Assoc.(k)	2.000	11/01/50	480	389,652
Federal National Mortgage Assoc.	2.500	10/01/50	233	198,011
Federal National Mortgage Assoc.	2.500	10/01/51	261	221,506
Federal National Mortgage Assoc.	3.000	02/01/52	238	208,071
Federal National Mortgage Assoc.	3.000	03/01/52	213	185,991
Federal National Mortgage Assoc.	3.500	04/01/52	213	193,717
Federal National Mortgage Assoc.	3.500	05/01/52	131	119,170
Federal National Mortgage Assoc.	4.000	04/01/52	204	191,098
Federal National Mortgage Assoc.	4.500	06/01/52	336	323,665
Federal National Mortgage Assoc.	5.500	11/01/52	98	98,669
Federal National Mortgage Assoc.	6.000	11/01/52	52	52,870
Federal National Mortgage Assoc.	6.000	12/01/52	100	102,019
Federal National Mortgage Assoc.	6.500	01/01/53	29	29,717
Government National Mortgage Assoc.	3.000	08/20/51	251	223,887
Government National Mortgage Assoc.	3.500	12/20/51	212	194,933
Government National Mortgage Assoc.	6.000	TBA	250	252,842

Total U.S. Government Agency Obligations (cost $4,479,434)				4,448,739

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 4.2%
U.S. Treasury Bonds(k)	1.750%	08/15/41	965	$660,874
U.S. Treasury Strips Coupon	2.155(s)	05/15/43	440	183,923
U.S. Treasury Strips Coupon	4.920(s)	08/15/48	10	3,309
U.S. Treasury Strips Coupon	5.050(s)	02/15/42	360	160,791

Total U.S. Treasury Obligations (cost $1,183,577)				1,008,897

Shares
Affiliated Exchange-Traded Fund 2.4%
PGIM AAA CLO ETF (cost $571,150)(wa)	11,200	572,824

Total Long-Term Investments (cost $25,670,479)			24,194,393

Short-Term Investment 3.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $786,383)(wa)	786,383	786,383

TOTAL INVESTMENTS 102.7% (cost $26,456,862)		24,980,776
Liabilities in excess of other assets(z) (2.7)%		(651,649)

Net Assets 100.0%		$24,329,127

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
CBOE—Chicago Board Options Exchange
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
CME—Chicago Mercantile Exchange
DAC—Designated Activity Company
DB—Deutsche Bank AG
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
USOIS—United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $32,083. The aggregate value of $29,840 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	3 Month CME SOFR	Sep. 2024	$709,706	$(412)
19	2 Year U.S. Treasury Notes	Sep. 2024	3,901,977	30,490
9	10 Year U.S. Ultra Treasury Notes	Sep. 2024	1,040,203	19,310

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Futures contracts outstanding at July 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
8	20 Year U.S. Treasury Bonds	Sep. 2024	$966,250	$30,919
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	511,875	15,589
				95,896
Short Positions:
1	5 Year Euro-Bobl	Sep. 2024	127,175	(2,517)
2	5 Year U.S. Treasury Notes	Sep. 2024	215,781	(2,761)
1	Euro Schatz Index	Sep. 2024	114,800	(948)
14	CBOE iBoxx iShares USD Investment Grade Corporate Bond Index	Sep. 2024	1,907,570	(32,089)
				(38,315)
				$57,581
Forward foreign currency exchange contracts outstanding at July 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/02/24	BNP	GBP	312	$401,231	$400,715	$—	$(516)
Euro,
Expiring 08/02/24	BOA	EUR	1,260	1,367,485	1,364,144	—	(3,341)
Expiring 08/02/24	BOA	EUR	24	26,532	26,301	—	(231)
				$1,795,248	$1,791,160	—	(4,088)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/02/24	TD	GBP	312	$395,719	$400,715	$—	$(4,996)
Expiring 09/03/24	BNP	GBP	312	401,346	400,841	505	—
Euro,
Expiring 08/02/24	BNYM	EUR	94	102,493	102,022	471	—
Expiring 08/02/24	SSB	EUR	1,190	1,280,101	1,288,423	—	(8,322)
Expiring 09/03/24	BOA	EUR	1,260	1,369,538	1,366,237	3,301	—
				$3,549,197	$3,558,238	4,277	(13,318)
						$4,277	$(17,406)

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	45	$(43)	$(22)	$(21)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	15	(14)	(7)	(7)	BARC
					$(57)	$(29)	$(28)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	45	0.087%	$45	$29	$16	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	15	0.087%	16	10	6	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	15	0.087%	15	13	2	DB
						$76	$52	$24

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	450	3.309%	$28,259	$33,228	$4,969
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	310	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	$(4,295)	$26,055	$30,350
	1,278	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(1,575)	(1,575)
	2,160	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 5.380%	—	2,286	2,286
	1,060	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.380%	—	4,923	4,923
	1,105	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 5.380%	—	(5,819)	(5,819)
	160	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.380%	30	(792)	(822)
	1,000	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.380%	346	11,684	11,338
	625	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.380%	(665)	(12,517)	(11,852)
	40	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.380%	18,259	16,465	(1,794)
					$13,675	$40,710	$27,035

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)††	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(393)	$4,001	$—	$4,001

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Total return swap agreements outstanding at July 31, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/13/24	490	$(7,509)	$—	$(7,509)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	JPM	08/21/24	845	(1,987)	—	(1,987)
					$(5,495)	$—	$(5,495)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.
The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with GSI, as of July 31, 2024, termination date 09/20/2024:
Corporate Bond:
Reference Entity	Shares	Market Value	% of Total Index Value
Bank of America Corp.	40,319,400	$ 31,553,215	7.24%
Wells Fargo & Co.	34,230,900	26,076,156	5.99%
Morgan Stanley	27,871,800	21,705,356	4.98%
Goldman Sachs Group, Inc.	28,954,200	20,946,795	4.81%
Citigroup, Inc.	26,654,100	19,288,669	4.43%
AT&T, Inc.	24,354,000	17,344,203	3.98%
Verizon Communications, Inc.	20,024,400	14,995,373	3.44%
Anheuser-Busch InBev Worldwide, Inc.	15,694,800	14,417,162	3.31%
Comcast Corp.	19,889,100	12,884,830	2.96%
Oracle Corp.	15,559,500	12,023,924	2.76%
Apple, Inc.	16,236,000	10,893,285	2.50%
Abbvie, Inc.	10,282,800	8,871,027	2.04%
Microsoft Corp.	10,553,400	7,517,958	1.73%
CVS Health Corp.	9,200,400	7,342,746	1.69%
Amazon.com, Inc.	10,147,500	7,232,225	1.66%
UnitedHealth Group, Inc.	8,523,900	6,062,820	1.39%
Visa, Inc.	9,335,700	5,502,377	1.26%
Broadcom, Inc.	6,629,700	5,175,974	1.19%
Shell International Finance BV	6,900,300	5,009,190	1.15%

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Corporate Bond (continued):
Reference Entity	Shares	Market Value	% of Total Index Value
T-Mobile USA, Inc.	7,035,600	$5,004,458	1.15%
The Walt Disney Co.	6,494,400	4,977,336	1.14%
Intel Corp.	7,441,500	4,946,241	1.14%
Telefonica Emisiones, S.A.U.	5,412,000	4,821,908	1.11%
Home Depot, Inc.	7,982,700	4,795,832	1.10%
ExxonMobil Corp.	6,223,800	4,700,918	1.08%
Amgen, Inc.	6,765,000	4,564,523	1.05%
General Motors Co.	4,870,800	4,517,571	1.04%
Pfizer, Inc.	6,494,400	4,308,250	0.99%
B.A.T. Capital Corp.	5,547,300	4,133,129	0.95%
Bristol-Myers Squibb Co.	6,494,400	3,982,384	0.91%
Pacific Gas & Electric Co.	4,600,200	3,936,910	0.90%
Cigna Corp.	5,547,300	3,932,696	0.90%
Altria Group, Inc.	5,412,000	3,872,733	0.89%
Enterprise Products Operating LLC	5,412,000	3,839,668	0.88%
Intercontinental Exchange, Inc.	5,547,300	3,760,448	0.86%
Raytheon Technologies Corp.	5,682,600	3,649,685	0.84%
PepsiCo, Inc.	4,464,900	3,555,950	0.82%
Gilead Sciences, Inc.	5,276,700	3,452,894	0.79%
Vodafone Group PLC	4,194,300	3,445,432	0.79%
Johnson & Johnson	5,276,700	3,291,405	0.76%
McDonald’s Corp.	3,788,400	3,153,040	0.72%
FedEx Corp.	3,111,900	2,994,871	0.69%
The Coca-Cola Co.	4,194,300	2,970,191	0.68%
BP Capital Markets America, Inc.	4,194,300	2,927,410	0.67%
Elevance Health, Inc.	3,788,400	2,841,157	0.65%
American International Group, Inc.	3,111,900	2,659,441	0.61%
Simon Property Group LP	3,382,500	2,569,557	0.59%
International Business Machines Corp.	3,788,400	2,514,312	0.58%
Union Pacific Corp.	3,653,100	2,477,255	0.57%
Berkshire Hathaway Finance Corp.	3,923,700	2,476,724	0.57%
		$369,917,614

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).